Summary of significant accounting policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Number of revenue sources | item	2
Revenue	$ 197,545,818	$ 28,290,460	$ 23,282,767
Minimum
Disaggregation of Revenue [Line Items]
Payment term from sale of oil and natural gas production after delivery	1 month
Proceeds receivable term after the month in which production occurs	2 months
Maximum
Disaggregation of Revenue [Line Items]
Payment term from sale of oil and natural gas production after delivery	3 months
Proceeds receivable term after the month in which production occurs	3 months
Oil
Disaggregation of Revenue [Line Items]
Revenue	$ 145,643,000	23,863,000	20,811,000
Natural Gas
Disaggregation of Revenue [Line Items]
Revenue	$ 51,903,000	$ 4,427,000	$ 2,472,000